UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   February 13, 2025 to March 12, 2025

Commission File Number of issuing entity:  333-207132-01

Central Index Key Number of issuing entity:  0001663645

Citigroup Commercial Mortgage Trust 2016-GC36
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-207132

Central Index Key Number of depositor:  0001258361

Citigroup Commercial Mortgage Securities Inc.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541502

Goldman Sachs Mortgage Company
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541001

Citigroup Global Markets Realty Corp.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001558761

Cantor Commercial Real Estate Lending, L.P.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001682511

Starwood Mortgage Funding I LLC
(Exact name of sponsor as specified in its charter)

Richard Simpson (212) 816-5343
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3984680
38-3984681
38-7145068
(I.R.S. Employer Identification No.)

c/o Computershare Trust Company, N.A., as agent for
Wells Fargo Bank, National Association
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(667) 786-1992
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-3			X
A-4			X
A-5			X
A-AB			X
X-A			X
A-S			X
B			X
EC			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On March 12, 2025 a distribution was made to holders of the certificates issued by Citigroup Commercial Mortgage Trust 2016-GC36.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the loss information for the trust assets for the Citigroup Commercial Mortgage Trust 2016-GC36 in accordance with Item 1100(b) as required by Item 1121(a)(9) of Regulation AB:

Loss Information as reported on March 12, 2025

Number of Delinquencies 30+ days	% of Delinquencies 30+ days by Pool Balance	Number of Loans/REOs with Losses	Average Net Loss
1	3.20%	0	N/A

No assets securitized by Citigroup Commercial Mortgage Securities Inc. (the "Depositor") and held by Citigroup Commercial Mortgage Trust 2016-GC36 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from February 13, 2025 to March 12, 2025.

The Depositor most recently filed a Form ABS-15G under Rule 15Ga-1 under the Securities Exchange Act of 1934 ("Rule 15Ga-1") on February 13, 2025. The CIK number of the Depositor is 0001258361.

Goldman Sachs Mortgage Company ("GSMC"), one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on February 13, 2025. The CIK number of GSMC is 0001541502.

Citigroup Global Markets Realty Corp. ("CGMRC"), one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on February 13, 2025. The CIK number of CGMRC is 0001541001.

Cantor Commercial Real Estate Lending, L.P. ("CCREL"), one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on January 22, 2025. The CIK number of CCREL is 0001558761.

Starwood Mortgage Funding I LLC, one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on January 23, 2025. The CIK number of Starwood Mortgage Funding I LLC is 0001682511.

Part II - OTHER INFORMATION

Item 2. Legal Proceedings.

Disclosure from Wells Fargo Bank, National Association, as certificate administrator, custodian and special servicer:

In December 2014, Phoenix Light SF Limited (“Phoenix Light”) and certain related entities filed a complaint in the United States District Court for the Southern District of New York alleging claims against Wells Fargo Bank, N.A., in its capacity as trustee for a number of residential mortgage-backed securities trusts. Complaints raising similar allegations have been filed by Commerzbank AG in the Southern District of New York, IKB International and IKB Deutsche Industriebank (together, “IKB”) in New York state court, and Park Royal I LLC and Park Royal II LLC in New York state court. In each case, the plaintiffs allege that Wells Fargo Bank, N.A., as trustee, caused losses to investors, and plaintiffs assert causes of action based upon, among other things, the trustee’s alleged failure to notify and enforce repurchase obligations of mortgage loan sellers for purported breaches of representations and warranties, notify investors of alleged events of default, and abide by appropriate standards of care following alleged events of default. In July 2022, the district court dismissed Phoenix Light’s claims and certain of the claims asserted by Commerzbank AG, and subsequently entered judgment in each case in favor of Wells Fargo Bank, N.A. In August 2022, Phoenix Light and Commerzbank AG each appealed the district court’s decision to the United States Court of Appeals for the Second Circuit. Phoenix Light dismissed its appeal in May 2023, terminating its case. In October 2024, the Second Circuit denied Commerzbank AG’s appeal. In November 2023, Wells Fargo Bank, N.A. entered into an agreement with IKB to resolve IKB’s claims. Wells Fargo Bank, N.A. previously settled two class actions filed by institutional investors and an action filed by the National Credit Union Administration with similar allegations.

Item 7. Change in Sponsor Interest in Securities.

None

Item 9. Other Information.

KeyBank National Association, in its capacity as Master Servicer for Citigroup Commercial Mortgage Trust 2016-GC36, affirms the following amounts in the respective accounts:

Collection Account Balance
Prior Distribution Date	02/12/2025	$0.00
Current Distribution Date	03/12/2025	$0.00

Loan Combination Custodial Account Balance
Prior Distribution Date	02/12/2025	$0.00
Current Distribution Date	03/12/2025	$0.00

REO Account Balance
Prior Distribution Date	02/12/2025	$0.00
Current Distribution Date	03/12/2025	$0.00

Computershare Trust Company, N.A., as agent for Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for Citigroup Commercial Mortgage Trust 2016-GC36, affirms the following amounts in the respective accounts:

Distribution Account Balance
Prior Distribution Date	02/12/2025	$273,391.52
Current Distribution Date	03/12/2025	$3,929.99

Interest Reserve Account Balance
Prior Distribution Date	02/12/2025	$269,015.32
Current Distribution Date	03/12/2025	$0.00

Excess Interest Distribution Account Balance
Prior Distribution Date	02/12/2025	$0.00
Current Distribution Date	03/12/2025	$0.00

Excess Liquidation Proceeds Reserve Account Balance
Prior Distribution Date	02/12/2025	$0.00
Current Distribution Date	03/12/2025	$0.00

Exchangeable Distribution Account Balance
Prior Distribution Date	02/12/2025	$0.00
Current Distribution Date	03/12/2025	$0.00

Item 10. Exhibits.

EXHIBIT INDEX

Exhibit Number                        Description

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of the certificates issued by Citigroup Commercial Mortgage Trust 2016-GC36, relating to the March 12, 2025 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Citigroup Commercial Mortgage Securities Inc.
(Depositor)

/s/ Richard Simpson
Richard Simpson, President

Date: March 25, 2025